FAIR VALUES - Assets and Liabilities at Amortized Cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Liabilities
Financial liabilities at amortised cost	$ 51,157,866
Book value
Financial Assets
Financial assets at amortised cost	3,439,275,765	$ 3,735,987,393
Financial Liabilities
Financial liabilities at amortised cost	3,305,326,261	3,381,667,276
Book value | Deposits
Financial Liabilities
Financial liabilities at amortised cost	3,173,461,243	3,373,001,922
Book value | Other financial liabilities
Financial Liabilities
Financial liabilities at amortised cost	7,446,692	755,524
Book value | Reverse Repo transactions
Financial Liabilities
Financial liabilities at amortised cost	33,962,592
Book value | Financing received from the Central Bank and other financial institutions.
Financial Liabilities
Financial liabilities at amortised cost	39,297,868	5,862,129
Book value | Repo transactions
Financial Liabilities
Financial liabilities at amortised cost		2,047,701
Book value | Unsubordinated Debt securities
Financial Liabilities
Financial liabilities at amortised cost	51,157,866
Book value | Cash and due from Banks
Financial Assets
Financial assets at amortised cost	652,975,869	498,892,707
Book value | Other financial assets
Financial Assets
Financial assets at amortised cost	11,473,388	55,389,250
Book value | Loans and other financing
Financial Assets
Financial assets at amortised cost	2,170,078,164	1,050,611,692
Book value | Repo transactions
Financial Assets
Financial assets at amortised cost		1,645,657,441
Book value | Other Debt Securities
Financial Assets
Financial assets at amortised cost	604,746,484	485,418,013
Book value | Financial assets Pledged as collateral
Financial Assets
Financial assets at amortised cost	1,860	18,290
Fair value
Financial Assets
Financial assets at amortised cost	3,649,742,905	3,951,835,200
Financial Liabilities
Financial liabilities at amortised cost	3,329,110,334	3,487,601,820
Fair value | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	1,267,067,382	2,586,395,927
Financial Liabilities
Financial liabilities at amortised cost	92,567,150	2,803,225
Fair value | Level 2 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	1,330,073	169,238,544
Fair value | Level 3 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	2,381,345,450	1,196,200,729
Financial Liabilities
Financial liabilities at amortised cost	3,236,543,184	3,484,798,595
Fair value | Deposits
Financial Liabilities
Financial liabilities at amortised cost	3,197,319,468	3,478,726,949
Fair value | Deposits | Level 3 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	3,197,319,468	3,478,726,949
Fair value | Other financial liabilities
Financial Liabilities
Financial liabilities at amortised cost	7,446,692	755,524
Fair value | Other financial liabilities | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	7,446,692	755,524
Fair value | Reverse Repo transactions
Financial Liabilities
Financial liabilities at amortised cost	33,962,592
Fair value | Reverse Repo transactions | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	33,962,592
Fair value | Financing received from the Central Bank and other financial institutions.
Financial Liabilities
Financial liabilities at amortised cost	39,223,716	6,071,646
Fair value | Financing received from the Central Bank and other financial institutions. | Level 3 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	39,223,716	6,071,646
Fair value | Repo transactions
Financial Liabilities
Financial liabilities at amortised cost		2,047,701
Fair value | Repo transactions | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost		2,047,701
Fair value | Unsubordinated Debt securities
Financial Liabilities
Financial liabilities at amortised cost	51,157,866
Fair value | Unsubordinated Debt securities | Level 1 of fair value hierarchy [member]
Financial Liabilities
Financial liabilities at amortised cost	51,157,866
Fair value | Cash and due from Banks
Financial Assets
Financial assets at amortised cost	652,975,869	498,892,708
Fair value | Cash and due from Banks | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	652,975,869	498,892,708
Fair value | Other financial assets
Financial Assets
Financial assets at amortised cost	11,473,388	55,389,250
Fair value | Other financial assets | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	11,473,388	55,389,250
Fair value | Loans and other financing
Financial Assets
Financial assets at amortised cost	2,381,345,450	1,196,200,729
Fair value | Loans and other financing | Level 3 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	2,381,345,450	1,196,200,729
Fair value | Repo transactions
Financial Assets
Financial assets at amortised cost		1,645,657,441
Fair value | Repo transactions | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost		1,645,657,441
Fair value | Other Debt Securities
Financial Assets
Financial assets at amortised cost	603,946,338	555,676,782
Fair value | Other Debt Securities | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	602,616,265	386,438,238
Fair value | Other Debt Securities | Level 2 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	1,330,073	169,238,544
Fair value | Financial assets Pledged as collateral
Financial Assets
Financial assets at amortised cost	1,860	18,290
Fair value | Financial assets Pledged as collateral | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	$ 1,860	$ 18,290